Concentrations - Schedule of customer (Details) - Sales Revenue [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	59.00%	47.00%
Customer B
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%	22.00%
Customer C
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%	14.00%
Customer D
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	15.00%	0.00%